SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT	6 Months Ended
Jun. 30, 2020
Long-term Debt, Current Maturities [Abstract]
SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT
NOTE 4:-	SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT

Banks:

	Interest
	June 30,	June 30,	December 31,
	2020	2020	2019
	%	Unaudited

In NIS bears interest rate of Prime+0.85% to Prime+2.7%	2.45% - 4.30%	851	1,326
Short term credit from others	4.15%	308	612
Long-term debt from banks in NIS bears interest of Prime rate	2.6%	144	182

		1,303	2,120